Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of Cash, Cash Equivalents and Restricted Cash

	December 31, 2022
	AEP	AEP Texas	APCo
	(in millions)
Cash and Cash Equivalents	$509.4	$0.1	$7.5
Restricted Cash	47.1	32.7	14.4
Total Cash, Cash Equivalents and Restricted Cash	$556.5	$32.8	$21.9

	December 31, 2021
	AEP	AEP Texas	APCo
	(in millions)
Cash and Cash Equivalents	$403.4	$0.1	$2.5
Restricted Cash	48.0	30.4	17.6
Total Cash, Cash Equivalents and Restricted Cash	$451.4	$30.5	$20.1

Significant Customers

Significant Customers of AEP Texas:
Reliant Energy, Direct Energy and TXU Energy (a)	2022	2021	2020
Percentage of Total Revenues	45%	43%	46%
Percentage of Accounts Receivable – Customers	42%	41%	40%

(a)In January 2021, NRG Energy, parent company of Reliant Energy, completed a deal to purchase Direct Energy from Centrica.

Significant Customers of AEPTCo:
AEP Subsidiaries	2022	2021	2020
Percentage of Total Revenues	79%	79%	78%
Percentage of Total Accounts Receivable	72%	81%	78%

Target Asset Allocations

Pension Plan Assets	Target
Equity	30%
Fixed Income	54%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	59%
Fixed Income	40%
Cash and Cash Equivalents	1%

Basic and Diluted EPS Calculations

	Years Ended December 31,
	2022		2021		2020
	(in millions, except per-share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common Shareholders	$2,307.2		$2,488.1		$2,200.1

Weighted-Average Number of Basic AEP Common Shares Outstanding	511.8	$4.51	500.5	$4.97	495.7	$4.44
Weighted-Average Dilutive Effect of Stock-Based Awards	1.7	(0.02)	1.3	(0.01)	1.5	(0.02)
Weighted-Average Number of Diluted AEP Common Shares Outstanding	513.5	$4.49	501.8	$4.96	497.2	$4.42

Supplementary Information

2022

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$3,072.8	$363.5	$346.2	$576.1	$511.9	$293.1	$226.2	$319.3
Amortization of Certain Securitized Assets	93.3	93.3	—	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	36.7	(4.4)	—	(0.2)	15.3	1.2	3.9	5.5
Total Depreciation and Amortization	$3,202.8	$452.4	$346.2	$575.9	$527.2	$294.3	$230.1	$324.8

2021

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$2,717.1	$327.2	$297.3	$547.0	$424.9	$301.1	$185.9	$292.9
Amortization of Certain Securitized Assets	64.2	64.2	—	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	44.4	(4.4)	—	(0.8)	21.1	2.2	10.7	2.1
Total Depreciation and Amortization	$2,825.7	$387.0	$297.3	$546.2	$446.0	$303.3	$196.6	$295.0

2020

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$2,487.5	$364.2	$249.0	$507.8	$393.3	$275.0	$171.9	$271.2
Amortization of Certain Securitized Assets	171.3	171.3	—	—	—	—	—	—
Amortization of Regulatory Assets and Liabilities	24.0	(5.7)	—	(0.3)	18.3	1.6	1.6	1.5
Total Depreciation and Amortization	$2,682.8	$529.8	$249.0	$507.5	$411.6	$276.6	$173.5	$272.7

	Years Ended December 31,
Cash Flow Information	2022	2021	2020
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$1,286.3	$1,137.2	$1,029.1
Income Taxes	116.8	13.2	(49.1)
Noncash Investing and Financing Activities:
Acquisitions Under Finance Leases	31.8	287.6	44.2
Construction Expenditures Included in Current Liabilities as of December 31,	1,258.9	1,180.4	975.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	—	—	5.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	—	—	33.4
Noncash Contribution of Assets to Cedar Creek Project	—	(9.3)	—
Noncontrolling Interest Assumed - Dry Lake Solar Project	—	35.3	—
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,	—	—	110.6